Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Ordinary Shares and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at December 31, 2022, 2021 and 2020. The conversion of preferred and ordinary shares on an approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the years ended December 31, 2021 and 2020 only.

	December 31,
	2022		2021		2020
Ordinary shares	65,113,575		35,854,591		35,854,945
Deferred shares of £0.00001	118,263	(1)	112,077	(2)	144,517,898	(3)
Deferred shares of £0.001	—		—		123,638,835
Deferred shares of £100,000	1		1		—
Total ordinary and deferred shares	65,231,839		35,966,669		304,011,678

(1)
118,263 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).
(2)
112,077 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).
(3)
144,517,898 includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).